Prepaid Assets	6 Months Ended
Sep. 30, 2022
Other Assets [Abstract]
PREPAID ASSETS

NOTE 9 – PREPAID ASSETS

Prepaid assets consisted of the following as of September 30, 2022 and March 31, 2022:

	As of September 30,	As of March 31,
	2022	2022
Prepayments for advertising or marketing	$3,258,771	$5,485,325
Prepayment of celebrity endorsement fee	44,445	141,774
Total	$3,303,216	$5,627,099

Since October 1, 2018, the Company entered into agreements with exclusive distributors to provide subsidy of $152,177 to $913,062 (RMB 1.0 million to 6.0 million) to each exclusive distributor for advertising and marketing in the next 3 years when they open new stores. In November 2019, the Company also entered into a business development cooperation agreement with a service company located in the U.S, who provides market channel and advertisement supports to the Company, for a total of $1,600,000 over 3-years.

In October 2018, the Company paid a celebrity endorsement fee of $445,533 (RMB 3.0 million). The celebrity endorsement contract is for a period of 5 years.